Revenue from Contracts with Customers - Transaction Price Allocated to Unsatisfied Performance Obligations (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to unsatisfied performance obligations	₩ 13,579	₩ 13,793	₩ 10,846
Micro-transaction and subscription revenue
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to unsatisfied performance obligations	12,622	12,886	8,742
Micro-transaction and subscription revenue | Online game
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to unsatisfied performance obligations	9,374	8,418	5,358
Micro-transaction and subscription revenue | Mobile game
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to unsatisfied performance obligations	3,248	4,468	3,384
Royalties and license fees
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to unsatisfied performance obligations	117	307	1,403
Royalties and license fees | Online game
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to unsatisfied performance obligations	96	286	573
Royalties and license fees | Mobile game
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to unsatisfied performance obligations	21	21	830
Website and application development
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to unsatisfied performance obligations	₩ 840	₩ 600	₩ 701